License Agreements	6 Months Ended
Jun. 30, 2024
License Agreements [Abstract]
License Agreements

10. License agreements

CRT license

In May 2016, the Company entered into a License Agreement, or the License Agreement, with Cancer Research Technology Limited, or CRT, pursuant to which the Company obtained access rights to intellectual property and know-how from the TRACERx Study. Under the License Agreement, the Company is granted an exclusive, sublicensable license to the TRACERx patents and bioinformatic data for use in: (i) the therapeutic field of neoantigen cell therapies and adoptive cell transfer; and (ii) the neoantigen diagnostic field, for use in research and the potential development of products for commercialization. The

Company is further granted, during the vaccine option period, an exclusive license to the TRACERx patents and the bioinformatic data in the private neoantigen therapeutic vaccine field for research and development but not in the development of products for commercial sale, and a non-exclusive license to the same in the public neoantigen therapeutic vaccine field. The Company also obtained a non-exclusive license to the TRACERx bioinformatic pipeline, patient sequencing and medical data, know-how, and materials.

CRT additionally granted the Company certain rights to new patent applications filed by the Founding Institutions in respect of inventions resulting from the TRACERx study through February 2023, including automatic exclusive licenses to patent rights relating to non-severable improvements of technology covered by the original TRACERx patents and non-exclusive rights to severable improvements.

In July 2017, the Company obtained a non-exclusive license to the LOHHLA patent under the License Agreement. In October 2018, the Company obtained an exclusive license to the LOHHLA patent under an addendum to the License Agreement. Under the License Agreement, the Company held an option to exploit products in the therapeutic vaccine field (the “Vaccine Option”). The Company exercised the Vaccine Option on May 4, 2023.

Upon execution of the License Agreement the Company granted CRT 396,125 B ordinary shares and 67,793 C ordinary shares. The C ordinary shares granted to CRT were forfeited and transferred to the deferred shares during the year ended December 31, 2019, as the applicable performance conditions were not met. The B ordinary shares granted to CRT were converted into ordinary shares upon the IPO. The Company recorded $0.3 million of IP research and development expense in 2016. The Company is obligated to pay CRT milestone success payments up to an aggregate of £6.5 million for therapeutic products, and milestone success payments up to an aggregate £0.8 million for non-therapeutic products, as well as sub-single digit to low-single digit percentage royalty on net sales of products that utilize the licensed intellectual property, subject to certain customary reductions. The royalty obligations continue on a product-by-product and country-by-country basis until the later of: (i) the date there ceases to be a valid patent claim covering such product in the country in which it is sold; or (ii) with respect to contribution royalty products, ten years from the first commercial sale of the product, and with respect to a patent royalty product, five years from the first commercial sale of the product. On a product-by-product basis, the Company may also elect to provide other cash consideration at fair market value and forgo the milestone or royalty payment.

Unless terminated earlier, the term of the agreement continues until the later of the expiration of the royalty term in each country and such time as no further milestone payments are due, and upon such termination, the licenses granted shall become fully-paid, royalty-free, irrevocable, and perpetual. The Company has the right to terminate the license agreement for convenience in its entirety upon 90 days’ notice. Each party may terminate the agreement if the other party is in material breach subject to a 90 day remedy period. The Company had the right to acquire ownership of the TRACERx patents upon either: (i) the occurrence of a royalty product for use in the therapeutic field; (ii) CRT shareholders cease to hold any ordinary shares in the Company; (iii) the Company undergoes an initial public offering; or (iv) the Company is acquired by a third party for more than £25.0 million. Upon its IPO, the Company gave notice to CRT to exercise the option to acquire the TRACERx patents with no consideration in accordance with the terms of the License Agreement. The acquisition was finalized in accordance with an assignment and license agreement, or Assignment Agreement, with effective date November 29, 2023. Under the terms of the Assignment Agreement the relevant TRACERx patents were assigned to the Company and the Company will license back certain rights to CRT in relation to those assigned patents.

Less than $0.1 million of expenses were recorded for the three and six months ended June 30, 2024 and 2023, respectively, related to the CRT License Agreement.